DEPOSITS FOR NON-CURRENT ASSETS - Schedule of Deposits for Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
DEPOSITS FOR NON-CURRENT ASSETS
Deposits for purchases of property, plant and equipment	¥ 224,866	$ 35,286	¥ 256,337
Reserve for unrecoverable deposits			(8,500)
Deposits	¥ 224,866	$ 35,286	¥ 247,837